Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information; however, certain information or footnote disclosures normally included in complete financial statements prepared in accordance with US GAAP may have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

In management’s opinion, these unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements for the year ended December 31, 2023 and include all adjustments, which consist of only normal and recurring adjustments, necessary for fair statement.

The results reported in these unaudited condensed consolidated financial statements are not necessarily indicative of the results to be expected for the entire year. These unaudited condensed consolidated financial statements should be read in conjunction with the annual financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on March 11, 2024.

Basis of Presentation

The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). Certain prior period amounts have been reclassified to conform to current period presentation.

The consolidated financial statements include the accounts of subsidiaries that NET Power Inc. consolidated according to the rules set forth in ASC 810. The Company consolidates all wholly-owned subsidiaries and subsidiaries in which it owns a 50.0% or greater ownership interest and all VIE’s to which it is deemed to represent the primary beneficiary, as described below. These consolidated financial statements include the accounts of all wholly-owned subsidiaries and consolidated VIE’s. Intercompany balances have been eliminated through the consolidation process.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make certain estimates, judgments and assumptions. The estimates, judgments and assumptions made by the Company when accounting for items and matters such as, but not limited to, depreciation, amortization, asset valuations and share-based compensation were based on information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the condensed consolidated financial statements, as well as amounts reported on the condensed consolidated statements of operations and comprehensive loss during the periods presented. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions. The Company believes that the estimates, judgments and assumptions made when accounting for items and matters such as, but not limited to, depreciation, amortization, asset valuations and share-based compensation based on information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements, as well as amounts reported on the consolidated statement of operations and comprehensive loss during the periods presented. Actual results could differ from those estimates.

Business Combinations

Business Combinations

The Company applies the guidance within ASC Topic 805, Business Combinations (“ASC 805”) to all merger and acquisition transactions, including the Business Combination (Note 3), through which the Company obtains control over one or more other businesses.

The Company applies the acquisition method for all transactions and other events through which the Company obtains control over one or more other businesses, including the Business Combination (Note 3). Under the acquisition method, assets acquired and liabilities assumed are measured at fair value as of the acquisition date. Liabilities related to contingent consideration are recognized on the acquisition date and remeasured at fair value in each subsequent reporting period, if the contingent consideration is liability classified. Goodwill is recognized as the excess of the consideration transferred over the fair value of the net identifiable assets acquired.

Segment Reporting

Segment Reporting

In accordance with ASC Topic 280 — Segment Reporting (“ASC 280”), the Company has one operating segment and one reportable segment, which comprises all of the Company’s consolidated accounts. The Company has one line of business. The Company has determined that its chief operating decision maker is a committee comprised of the following members of management: chief executive officer, chief financial officer and chief operational officer and president. The chief operating decision makers review financial information presented for the purposes of assessing performance and making decisions on how to allocate resources at the overall company level.

Revenue Recognition, Trade Receivables and Allowance for Doubtful Accounts

Revenue Recognition, Trade Receivables and Allowance for Doubtful Accounts

The Company follows the guidance within ASC Topic 606, Revenue from Contracts with Customers to determine how and when it recognizes revenues. The Company recognizes revenue when its performance obligations with its customers have been satisfied. To determine revenue recognition for contracts within the scope of ASC 606, the Company (i) identifies the contract(s) with a customer; (ii) identifies the performance obligations in the contract; (iii) determines the transaction price; (iv) allocates the transaction price to the performance obligations; and (v) recognizes revenue when (or as) the entity satisfies the performance obligation.

The Company accounts for a customer contract when both parties have approved the contract and are committed to perform their respective contractual obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance and it is probable that the Company will collect the consideration to which it is entitled.

When billed in advance, the payment is deferred and recognized upon delivery of the service. Collectability is assessed based on a number of factors including collection history and customer creditworthiness. If collectability of substantially all consideration to which the Company is entitled under the contract is determined to be not probable, revenue is not recorded until collectability becomes probable. Revenue is recorded based on the transaction price excluding amounts collected on behalf of third parties, such as sales taxes collected and remitted to governmental authorities.

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company calculates an allowance for doubtful accounts based on a risk assessment performed when trade receivables are recognized. The allowance is calculated in accordance with ASC Topic 326, Current Expected Credit Losses. Write-offs are recorded at the time when trade receivables are deemed uncollectible.

Fair Value

Fair Value

Certain assets and liabilities are carried at fair value in accordance with ASC Topic 820, Fair Value Measurement. Fair value is defined as the price that would be received for an asset or paid to transfer a liability (i.e., the exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•        Level 2 — Significant other observable inputs other than Level 1 prices, such as quoted prices for similar, but not identical, assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data; and

•        Level 3 — Significant unobservable inputs in which there is little or no market data available and requires the Company to develop its own assumptions that market participants would use in pricing an asset or liability.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of any input that is significant to the fair value measurement. The Company’s estimates of fair values are based upon assumptions believed to be reasonable, but which are uncertain and involve significant managerial judgments made by considering factors specific to the asset or liability. The determination of fair value requires more judgment to the extent the valuation is based on models or inputs that are less observable or unobservable in the market. Accordingly, the degree of judgment exercised by the Company in determining the fair value is greatest for instruments categorized as Level 3.

The Company’s recurring fair value measurements comprise the Private Placement Warrants, the Public Warrants, the Earnout Shares (as defined in Note 11) and short-term investments (Note 9).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of liquid deposits at banking institutions that are members of the Federal Deposit Insurance Corporation (“FDIC”). FDIC guidelines guarantee $250 per depositor, per insured bank. As of December 31, 2023 (Successor) and December 31, 2022 (Predecessor), the Company held cash in excess of FDIC limits equal to $334,289 and $4,644 respectively.

As defined within ASC Topic 230, Statement of Cash Flows, cash equivalents represent short-term, highly liquid investments that are both readily convertible to cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Generally, the Company considers highly liquid investments with original maturities of three months or less as cash equivalents. As of December 31, 2023 (Successor), cash equivalents of $202,138 are not covered by the FDIC program.

The carrying value of cash and cash equivalents equals its fair value.

Short-Term Investments

Short-Term Investments

The Company classifies investments with maturities greater than three months but less than one year as short-term investments. As of December 31, 2023 (Successor), the Company’s short-term investment balance consisted of a single six-month certificate of deposit custodied by a domestic banking institution.

Short-term investments are classified as held-to-maturity according to the guidance contained within ASC Topic 320, Investments — Debt Securities (“ASC 320”) because the Company has the intent and ability to hold the certificate of deposit until maturity. Interest income generated from short-term investments is recorded as Interest income (expense) on the Company’s consolidated statement of operations and comprehensive loss. Interest accrued on short-term investments is recorded as interest receivable on the consolidated balance sheets.

Investments in Securities

Investments in Securities

In accordance with ASC 320, the Company classifies investments in fixed maturity securities at the acquisition date and reevaluates the classification at each balance sheet date. Held-to-maturity investments are carried at amortized cost, reflecting the ability and intent to hold the securities to maturity. Trading investments are securities acquired with the intent to sell in the near term and are carried at fair value with changes in fair value reported in earnings. All other fixed maturity securities are classified as available-for-sale and are carried at fair value with net unrealized gains or losses related to non-credit factors reported as a component of accumulated other comprehensive income. The difference between the original cost and maturity value of a fixed maturity security is amortized to earnings using the interest method.

The primary objectives of the Company’s investment portfolio are to maintain the safety of invested capital, provide prudent levels of liquidity to accommodate operational and capital needs and maintain an acceptable level of risk. These risks include credit risk, interest rate risk and concentration risk, which are mitigated through the creation of a diversified investment portfolio consisting of liquid and high credit quality financial instruments.

As required by ASC Topic 326, Financial Instruments — Credit Losses, the Company reviews its available-for-sale securities portfolio for impairment and determines if impairment is due to credit losses or other reasons. In making the assessment of whether a loss arises from credit or other factors, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost basis, a credit loss exists and an allowance is created, limited by the amount that the fair value is less than the amortized cost basis. Subsequent activity related to the credit loss component (e.g. write-offs, recoveries) is recognized as part of the allowance for credit losses on available-for-sale securities.

The Company did not hold any investments in securities as of either December 31, 2023 (Successor) or December 31, 2022 (Predecessor), respectively.

Warrants

Warrants

The Company issued Public Warrants and Private Placement Warrants (as defined in Note 3) prior to the consummation of the Business Combination. The Company accounts for both the Public Warrants and Private Placement Warrants as liability-classified instruments based on an assessment of the Warrants’ specific terms and applicable authoritative guidance outlined in ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), ASC Topic 815, Derivatives and Hedging (“ASC 815”) and relevant SEC reporting rules. The guidance considers whether the Warrants are freestanding financial instruments pursuant to ASC 480, whether the Warrants meet the definition of a liability pursuant to ASC 480, whether the Warrants meet all of the requirements for equity classification under ASC 815 and whether class of equity into which the Warrants settle possess substantive voting rights. This assessment is conducted at the time of the instruments’ issuance and at each subsequent quarterly period end date while the Warrants remain outstanding. In compliance with ASC 815, the Company accounts for the outstanding Warrants as a liability at fair value on the consolidated balance sheets. The Warrants are subject to remeasurement at each reporting date with any change in the fair value recognized in Change in Earnout Shares liability and Warrant liability on the Company’s consolidated statement of operations and comprehensive loss.

Tax Receivable Agreement Liability

Tax Receivable Agreement Liability

As part of the Business Combinations, the Company entered into the Tax Receivable Agreement (“TRA”) with certain OpCo unitholders that will represent approximately 75% of the calculated tax savings based on the portion of basis adjustments on exchanges of OpCo units and other carryforward attributes that are anticipated to be able to be utilized in future years. Such tax attributes include the existing tax basis of certain assets of OpCo and its consolidated subsidiaries; tax basis adjustments resulting from taxable exchanges of Class A OpCo Units; certain tax benefits realized by NET Power Inc. as a result of the Business Combination and tax deduction in respect of portions of certain TRA payments. All such payments made under the terms of the TRA are the obligations of NET Power Inc. and not of OpCo.

Reference Note 15 for additional information about the TRA Liability.

Intangible Assets

Intangible Assets

The Company accounts for definite-lived intangible assets, in accordance with ASC Topic 350, Goodwill and Other Intangible Assets (“ASC 350”). Intangible assets are comprised entirely of developed technology related tot he NET Power Cycle, which the Company amortizes over a 20-year useful life.

Goodwill

Goodwill

The Company recognizes goodwill in accordance with ASC 350. Goodwill represents the excess costs of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. The Company’s goodwill is not tax deductible. Goodwill is not amortized but is tested annually for impairment. The Company assesses its goodwill value for impairment annually as of October 1. Impairment exists when the carrying amount of the reporting unit exceeds its fair value and an impairment loss is recognized. The Company determined that no impairment charges for goodwill were required to be recognized during the period ended December 31, 2023.

Prepaid Expenses		Prepaid Expenses Prepaid expenses consist of costs paid in advance for software and other subscriptions, patent renewal fees, general liability insurance and employee health insurance.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is generally recorded at the historical cost to acquire the assets. The costs bases of property, plant and equipment to which the Company held title prior to the Business Combination (Note 3) were stepped-up to their respective fair values on June 8, 2023 in accordance with the closure of the Business Combination.

Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets. Amounts capitalized to construction in progress are not depreciated until the underlying asset is placed into service. The following table summarizes the estimated useful lives used to depreciate property, plant and equipment and assets:

Asset Classification	Useful Life
Furniture and Equipment	4 – 7
Demonstration Plant	7

Property, plant and equipment is presented at cost less accumulated depreciation on the consolidated balance sheets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, Property, Plant and Equipment, tangible and intangible assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets placed in service is measured by comparing the carrying amount of an asset or asset group to the future undiscounted cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment equals the amount by which the carrying amount of the assets exceeds the fair value of the assets. There were no impairment charges recorded during the period from June 8, 2023 through December 31, 2023 (Successor), January 1, 2023 through June 7, 2023 (Predecessor) or during the year ended December 31, 2022 (Predecessor).

Leases

Leases

Lease agreements may fall within two categories according to ASC Topic 842, Leases (“ASC 842”), operating leases or financing leases. Both operating and finance leases result in the recognition of lease liabilities and associated right-of-use assets that are valued at the net present value of the lease payments and recognized. The Company has elected the short-term lease exception and therefore only recognizes right-of-use assets and lease liabilities for leases with a term greater than one year. The lease term includes the committed lease term identified in the contract, taking into account renewal and termination options that management is reasonably certain to exercise. The Company also elected to not separate lease components and non-lease components when allocating contract consideration to leases of commercial office space. The discount rate used in the measurement of a right-of-use asset and lease liability is the rate implicit in the lease whenever that rate is readily determinable. If the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate as a proxy for the discount rate based on the term of the lease.

Asset Retirement Obligation

Asset Retirement Obligation

The Company recognizes liabilities for future obligations associated with the retirement of assets. The fair values of legal obligations to retire and remove long-lived assets are recorded in the period in which the obligation is incurred. When an asset retirement obligation arises, the liabilities and corresponding assets are recorded at their present values using a discounted cash flow approach and the liabilities are accreted using the interest method. The asset retirement obligations that have been recorded to-date relate to the Company’s obligation to restore the property underneath the Demonstration Plant at the end of the Demonstration Plant’s estimated useful life as required by the lease terms. The accretion expense generated by the Company’s asset retirement obligation liability is recognized ratably over the Demonstration Plant’s expected seven-year useful life.

Net Loss per Unit

Net Loss per Unit

During the Predecessor Period, the Company computed basic net loss per unit by dividing the total net loss applicable to membership interest holders by the weighted average number of membership interests outstanding during the period. The Company computed diluted net loss per unit by dividing the net loss applicable to membership interest holders by the sum of the weighted-average number of membership interests outstanding during the period and the potentially dilutive effects of distribution units, profits interests and options to purchase membership interests. Such items were excluded if their effect was anti-dilutive. Since the impact of the distribution units, profits interests, and options to purchase membership interests were anti-dilutive during periods of net loss, there was no difference between the Company’s basic and diluted net loss per unit for the period from January 1, 2023 through June 7, 2023 (Predecessor) or the year ended December 31, 2022 (Predecessor).

Net Loss per Share

Net Loss per Share

During the Successor Period, basic net loss per share is computed based on the weighted average number of shares of Class A Common Stock outstanding. Diluted net loss per share is computed based on the weighted average number of common shares outstanding, increased by the number of any additional shares that would have been outstanding had any potentially dilutive common shares been issued. For the purposes of the diluted earnings per share calculation, Warrants, Earnout Shares (as defined in Note 11), restricted stock units and conversion of OpCo Units are excluded from the calculation for the period from June 8, 2023 through December 31, 2023 (Successor), as the inclusion would be anti-dilutive due to the losses reported in the year.

Share Based Compensation

Share Based Compensation

The Company applies ASC Topic 718, Share-Based Payments (“ASC 718”) to account for its equity awards. In accordance with ASC 718, the Company recognizes expense related to equity awards for which vesting is considered probable. Forfeitures are recognized as they occur. For service-based awards, compensation cost is measured at fair value on the grant date and expensed ratably over the vesting term. For performance-based grants, the fair value is measured on the grant date and recognized as non-cash compensation expense, considering the probability of the targets being achieved. Subsequent to the Business Combination, the Company uses the publicly quoted price on the grant date to estimate the fair value of the award. The Company recognizes compensation expense generated by all service-based awards on a straight-line basis over the underlying awards’ vesting period. Compensation expense from share-based awards is recorded as General and administrative expense in the consolidated statement of operations and comprehensive loss.

Prior to the Business Combination, equity awards granted to employees included unvested membership units in NET Power, LLC. The estimated fair value of NET Power, LLC membership units was determined by an independent, external valuation service provider at each equity grant date until the Closing Date, upon which the Company became publicly traded. On the Closing Date, the Company fair valued the OpCo Units used to satisfy outstanding share-based awards at the fair value of the Company’s Class A Common Stock.

Earnout Shares and Restricted Shares

Earnout Shares and Restricted Shares

Unvested Earnout Shares (as defined in Note 11) are reported as liabilities on the Company’s consolidated balance sheets. The liability classification reflects the interpretation that the Earnout Share settlement provision contingent on a change in control event does not represent an input into a fixed-for-fixed option pricing model. The usage of a model other than a fixed-for-fixed option model results in liability classification pursuant to the guidance in ASC 815.

The Price Based Lockup Shares and the Time-Based Lockup Shares (as defined in Note 11) are included as equity within the Company’s consolidated balance sheets.

Non-Controlling Interest

Non-Controlling Interest

Non-controlling interests (“NCI”) represent ownership positions of OpCo held by sponsors, certain strategic partners and owners of NET Power, LLC prior to the Business Combination. After the conversion of Class B OpCo Units to Class A OpCo Units in the Business Combination, NCI is comprised exclusively of Class A OpCo

Units (Note 11). After evaluating Class A OpCo Unit redemption rights under ASC 480, the Company determined that Class A OpCo Units are subject to potential cash redemption that rests outside the Company’s control. The Company has classified NCI as a component of mezzanine equity in consideration of this cash redemption feature and in accordance with the guidance in ASC 810. The Company measures redeemable NCI each quarter at the higher of its book value or its redemption value, which equals the closing price of the Company’s Class A Common Stock on the measurement date. As of December 31, 2023 (Successor), the book value was higher than the redemption value of non-controlling interests. The change in measurement is shown as the carrying value adjustment of redeemable Non-Controlling Interest in the Company’s consolidated statement of shareholders’ equity and non-controlling interest.

The Company’s net loss before income tax and the non-tax components of comprehensive loss in the Successor Period are reduced by the portion of net loss before income tax and the non-tax components of comprehensive loss, respectively, attributable to non-controlling interests.

Research and Development Costs

Research and Development Costs

The Company expenses costs related to operations and testing at the Demonstration Plant, as well as engineering and design costs related to development of the NET Power Cycle as incurred. These costs are included in Research and development expense on the consolidated statement of operations and comprehensive loss.

Related Parties

Related Parties

The Company applies ASC Topic 850, Related Parties and prevailing SEC guidance to classify and report transactions with related parties.

The Company has entered into contractual relationships with several of its current shareholders and former members that qualify as related parties according to the aforementioned criteria. These relationships include loans from members and master service agreements (“MSA’s”). Reference Note 8 for additional information.

Income Taxes

Income Taxes

The Company applies the guidance set forth in ASC Topic 740, Income Taxes (“ASC 740”) to evaluate its tax positions. The Company evaluates the realizability of deferred tax assets on a quarterly basis and establishes a valuation allowance when it is more-likely-than-not that all or a portion of a deferred tax asset may not be realized. In making such a determination, the Company considers all positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent results of operations.

NET Power Inc. consolidates the financial results of OpCo in its consolidated financial statements. OpCo represents a pass-through entity for U.S. federal and most applicable state and local income tax purposes. As a pass-through entity for tax purposes, OpCo is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by OpCo is passed through to its members, including NET Power Inc., which is taxed as a corporation that pays corporate federal, state and local taxes with respect to income allocated from OpCo based on its economic interest in OpCo. During the Predecessor Period, NET Power, LLC’s results of operations do not include any material provisions for U.S. federal income tax because NET Power, LLC represents a pass-through entity for federal income tax purposes.

Accounting Standards Not Yet Adopted

Accounting Standards Not Yet Adopted

During December 2023, the Financial Accounting Standards Board issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires public business entities to provide annually a tabular reconciliation of the reported income tax expense (or benefit) from continuing operations to the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate using specified categories and to disclose separately reconciling items within certain categories with absolute values equal to or greater than five percent of the product of the income (or loss) from continuing operations before tax and the applicable statutory tax rate. Additionally, ASU 2023-09 requires a public business entity to disclose the year-to-date amount of income taxes paid, net of refunds received, to federal, state and foreign jurisdictions. If a payment to a single federal, state or foreign jurisdiction equals or exceeds five percent of total income taxes paid, ASU 2023-09 requires separate disclosure of that payment. Finally, ASU 2023-09 requires a public business entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign jurisdictions and to disclose income tax expense (or benefit) from continuing operations disaggregated between federal, state and foreign jurisdictions. ASU 2023-09 removes the requirement to disclose the nature and estimate of the range of reasonably possible increases or decreases in the unrecognized tax benefits balance in the next 12 months, or to make a statement that an estimate of the range cannot be made. ASU 2023-09 is effective for the Company for calendar years beginning after December 15, 2025. Early adoption is permitted. The Company is evaluating the effect ASU 2023-09 will have on its consolidated financial statements.

Recently Adopted Accounting Standards

During November, 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires that public entities include the following segment disclosures in its interim and annual financial statements: significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss; an amount for other segment items, which comprise segment revenue less segment expenses and measures of segment profit or loss by reportable segment, and a description of their compositions; additional measures of segment profit, subject to qualifications, if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources; and the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 requires public entities that have a single reportable segment to provide all of these disclosures and all existing segment disclosures in ASC 280. ASU 2023-07 is effective for all annual reporting periods beginning after December 15, 2023 and for all interim reporting periods beginning after December 15, 2024. Early adoption is permitted.

The Company incorporated ASU 2023-07’s relevant disclosure requirements by identifying the CODM and clarifying that the Company’s single reportable segment comprises all of the consolidated financial statements in Note 2. The disclosure requirements related to significant segment expenses, other segment items and measures of segment profit did not affect the Company’s consolidated financial statements.

Accounting Standards Not Yet Adopted

During October, 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). ASU 2023-06 incorporates 14 of the 27 disclosure requirements published in Securities and Exchange Commission (“SEC”) Release No. 33-10532, Disclosure Update and Simplification into various topics within the Accounting Standards Codification. ASU 2023-06’s amendments represent clarifications to, or technical corrections of, current requirements. For SEC registrants, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. Early adoption is prohibited. The Company does not expect ASU 2023-06 will have a material effect on its consolidated financial statements.

During December, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires public business entities to provide annually a tabular reconciliation of the reported income tax expense (or benefit) from continuing operations to the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate using specified categories and to disclose separately reconciling items within certain categories with absolute values equal to or greater than five percent of the product of the income (or loss) from continuing operations before tax and the applicable statutory tax rate. Additionally, ASU 2023-09 requires a public business entity to disclose the year-to-date amount of income taxes paid, net of refunds received, to federal, state and foreign jurisdictions. If a payment to a single federal, state or foreign jurisdiction equals or exceeds five percent of total income taxes paid, ASU 2023-09 requires separate disclosure of that payment. Finally, ASU 2023-09 requires a public business entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign jurisdictions and to disclose income tax expense (or benefit) from continuing operations disaggregated between federal, state and foreign jurisdictions. ASU 2023-09 removes the requirement to disclose the nature and estimate of the range of reasonably possible increases or decreases in the unrecognized tax benefits balance in the next 12 months, or to make a statement that an estimate of the range cannot be made. ASU 2023-09 is effective for public business entity calendar years beginning after December 15, 2024. Early adoption is permitted. The Company is evaluating the effect ASU 2023-09 will have on its consolidated financial statements.

Reclassification	Reclassification Certain immaterial prior period amounts have been reclassified to conform to current period presentation.